Convertible Loan (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Apr. 04, 2019 USD ($) $ / shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Apr. 04, 2022	Apr. 04, 2019 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional consideration exchanged in return for two conversion date extensions		¥ 0
Cash received from Convertible loan				¥ 1,944,800		¥ 1,746,200
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of convertible loan	$ 171.1										¥ 1,147,000
Convertible loan maturity date	Apr. 04, 2022
Convertible loan interest rate per anum	3.00%									3.00%	3.00%
Conversion price per share | $ / shares	$ 60.00
Cash received from Convertible loan								$ 171.1	¥ 1,147,000
Unpaid interest				734,700		556,200
Debt instrument accrued interest				¥ 185,800		¥ 468,400	¥ 35,400
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense on debt | $			$ 2.5		$ 4.5